Subsequent Events	12 Months Ended
Jul. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

The Company evaluated subsequent events through October 16, 2026, the date the consolidated financial statements were issued.

On August 7, 2026, the Company granted 100,000 share options to its Chief Financial Officer at an exercise price of $2.48 per share under the 2025 Equity Incentive Plan.